Related Party Transactions (Details) - USD ($)	1 Months Ended		3 Months Ended
	Aug. 31, 2023	Feb. 28, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2022
Related Party Transaction [Line Items]
Revenue			$ 939,000,000	$ 675,000,000
Operating expenses			724,000,000	533,000,000
Accounts receivable, net			804,000,000		$ 781,000,000
Other current liabilities			549,000,000		835,000,000
Contract liabilities			209,000,000		198,000,000
Allowance for current expected credit losses			16,000,000
Accounts receivable, allowance			19,000,000		3,000,000
Proceeds from equity method investments			300,000	300,000
Prepaid expenses and other current assets			116,000,000		157,000,000
Other non-current assets			305,000,000		270,000,000
Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost			26,000,000		26,000,000
IoTP
Related Party Transaction [Line Items]
Non-cash distribution, disposal of investment	$ 12,000,000
Cerfe Labs, Inc. | Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost			3,200,000		3,100,000
Ampere | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets			32,700,000		32,400,000
Related Parties
Related Party Transaction [Line Items]
Revenue			124,000,000	140,000,000
Operating lease, lease income, lease payments			400,000	500,000
Accounts receivable, net			146,000,000		182,000,000
Other current liabilities			6,000,000		7,000,000
Contract liabilities			114,000,000		107,000,000
Related Parties | Arduino | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets			16,300,000		16,200,000
Service Share Arrangement | Related Parties
Related Party Transaction [Line Items]
Revenue			122,600,000	138,900,000
Operating expenses			16,200,000	16,100,000
Net receivable			149,400,000		175,800,000
Accounts receivable, net			155,300,000		181,100,000
Other current liabilities			5,900,000		5,300,000
Contract liabilities			113,700,000		105,700,000
Allowance for current expected credit losses			16,000,000	0
Accounts receivable, allowance			16,000,000		0
Common Control in SoftBank | Related Parties
Related Party Transaction [Line Items]
Revenue			0	200,000
Accounts receivable, net			500,000		800,000
Contract liabilities			0		1,600,000
Contract assets			2,600,000		3,100,000
Other Equity Investments | Related Parties
Related Party Transaction [Line Items]
Revenue			1,400,000	1,000,000
Accounts receivable, net			6,000,000		200,000
Contract liabilities			400,000		0
Contract assets			10,800,000		18,700,000
Linaro Agreement | Related Parties
Related Party Transaction [Line Items]
Other current liabilities			200,000		1,300,000
Subscription costs incurred			2,400,000	$ 2,400,000
Amounts of transaction		$ 4,000,000
Related party transaction, term		5 years
Prepaid expenses and other current assets			$ 3,200,000		$ 3,200,000
Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage						10.00%
Arm China | Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage						48.20%